RELATED PARTY TRANSACTIONS (Details) - Key management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Cash compensation - salaries, short-term incentives, and other benefits	$ 10.7	$ 9.0
Long-term incentives, including share-based payments	9.9	4.2
Termination and post-retirement benefits	2.1	3.5
Total compensation paid to key management personnel	$ 22.7	$ 16.7